Segment Information - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenues	€ 52,008	€ 52,036	€ 54,916
Inter-segment eliminations
Disclosure of subsidiaries [line items]
Revenues	(551)	(658)	€ (545)
Other companies and eliminations | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	730	645
OIBDA	346	266
Capital expenditures (CapEx)	203	119
Other companies and eliminations | Inter-segment eliminations | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	€ 449	€ 451